TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits
Gross tax liabilities at January 1, 2010	$1,387
Increases in tax positions for current year	362
Foreign currency adjustments	108

Gross tax liabilities at December 31, 2010	1,857

Increases in tax positions for current year	56
Addition of tax position of prior years	494
Decrease in tax position resulting from settlement	(1,667)
Foreign currency adjustments	15

Gross tax liabilities at December 31, 2011	755

Increases in tax positions for current year	177
Addition of tax position of prior years	167
Foreign currency adjustments	(15)

Gross tax liabilities at December 31, 2012	$1,084

Schedule of Deferred Income Taxes
	December 31,
	2011	2012
Deferred tax assets:

Intangible assets	$275	$191
Other temporary differences	3,829	4,564
Temporary differences related to inventory	1,951	2,054
Unrealized profit from sales to subsidiary	2,175	2,744
Phantom share based award	386	-
Less-valuation allowance	(89)	(300)

Total net deferred tax assets	8,527	9,253

Deferred tax liabilities
Property and equipment	(3,255)	(3,230)
Intangible assets	(6,412)	(4,480)
Other temporary differences	(294)	-

Total deferred tax liabilities	(9,961)	(7,710)

Deferred tax assets (liabilities), net	$(1,434)	$1,543

Reconciliation of Effective Tax Rate to Statutory Tax Rate
	Year ended December 31,
	2010	2011	2012

Income before taxes on income	$36,701	$32,971	$47,188

Statutory tax rate in Israel	25%	24%	25%

Income taxes at statutory rate	$9,175	$7,913	$11,797

Increase (decrease) in tax expenses resulting from:
Tax benefit arising from reduced rate as an "Approved Enterprise"	(2,524)	(3,707)	(7,192)
Non-deductible expenses, net	111	506	1,025
Adjustment for change in tax law	-	(1,800)	-
Decrease in taxes from prior years	-	(533)	-
Increase in taxes resulting from tax settlement with tax authorities	-	802	-
Tax adjustment in respect of foreign subsidiaries' different tax rates	237	72	558
Uncertain tax liability (ASC 740)	362	56	344
Changes in valuation allowance	(186)	(72)	211
Others	224	363	78

Income tax expense	$7,399	$3,600	$6,821

Effective tax rate	20%	11%	14%

Per share amounts (basic and diluted) of the tax benefit resulting from an "Approved Enterprise"	$(0.13)	$(0.19)	$(0.22)

Schedule of Income before Taxes on Income
	Year ended December 31,
	2010	2011	2012

Domestic	$32,125	$31,297	$40,691
Foreign	4,576	1,674	6,497

	$36,701	$32,971	$47,188

Schedule of Tax Expenses on Income
	Year ended December 31,
	2010	2011	2012

Current taxes	$6,597	$6,720	$8,742
Taxes in respect of prior years	-	192	-
Deferred taxes	802	(3,312)	(1,921)

	$7,399	$3,600	$6,821

Domestic	$6,036	$3,177	$4,930
Foreign	1,363	423	1,891

	$7,399	$3,600	$6,821